Income Taxes - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Tax Credit Carryforward [Line Items]
Statutory income tax rate		21.00%		21.00%
Deferred tax assets, Operating loss carryforwards, Not subject to expiration		$ 33,600,000
Percentage of taxable income, limitation on NOLs		80.00%
Investment tax credits expire, description		expire between 2031 and 2042
Current income tax expense		$ 0
Open tax years		2020 2021 2022 2023
Represents minimum cumulative percentage of change in ownership as a condition to offset taxable income or tax		50.00%
Cumulative change in ownership period		3 years
Income tax return, permanent adjustment		$ (7,000)		$ 13,000
United States [Member]
Tax Credit Carryforward [Line Items]
Loss before income taxes		6,500,000
Operating loss carryforwards		$ 15,800,000
Net operating loss expire, description		begin expiring on June 30, 2028
Operating loss carryforwards expiration date		Jun. 30, 2028
US and Canadian [Member]
Tax Credit Carryforward [Line Items]
Operating loss carryforwards		$ 109,300,000		109,300,000
Canadian [Member]
Tax Credit Carryforward [Line Items]
Loss before income taxes		1,800,000
Operating loss carryforwards		$ 59,900,000
Net operating loss expire, description		begin expiring in 2030
Non-refundable federal investment tax credits		$ 421,000		470,000
British Columbia [Member]
Tax Credit Carryforward [Line Items]
Investment tax credits expire, description		expire between 2024 and 2032
Non-refundable federal investment tax credits		$ 264,000		299,000
Canadian Scientific Research and Development [Member]
Tax Credit Carryforward [Line Items]
Non-refundable federal investment tax credits		$ 3,100,000		$ 3,300,000
TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member]
Tax Credit Carryforward [Line Items]
Statutory income tax rate	21.00%		21.00%
Current income tax expense	$ 3,768		$ 0
Loss before income taxes	$ 21,700,000		$ 29,300,000
Effective tax rate	(0.02%)		0.00%
Asset acquisition			$ 16,200,000
Asset acquisition amortization period			15 years
Income tax return, permanent adjustment			$ 16,100,000
Impact on effective tax rate due to asset acquisition	(18.89%)
Income tax expense	$ 3,768		0
TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member] | Federal [Member]
Tax Credit Carryforward [Line Items]
Operating loss carryforwards	102,800,000
TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member] | Federal [Member] | Prior to January 1, 2018 [Member]
Tax Credit Carryforward [Line Items]
Operating loss carryforwards	$ 33,300,000
Tax credit carry forward expiration year	2025
Percentage of deducted income from net operating loss carryforwards	100.00%
TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member] | Federal [Member] | Beginning on or After January 1, 2018 [Member]
Tax Credit Carryforward [Line Items]
Operating loss carryforwards	$ 69,500,000
Tax credit carry forward expiration year	2025
Percentage of deducted income from net operating loss carryforwards	80.00%
TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member] | State [Member]
Tax Credit Carryforward [Line Items]
Operating loss carryforwards			$ 69,100,000